Cash Generated from Operations (Tables)	12 Months Ended
Dec. 31, 2018
Cash generated from operations [abstract]
Reconciliation of profit before taxation to cash used in operation

	Year ended 31 December
	2016	2017	2018
	RMB’000	RMB’000	RMB’000
Profit before income tax	7,778,295	7,852,898	6,808,121

Adjustment items:
Interest income	(133,484)	(268,379)	(443,661)
Share of profit of investments accounted for using the equity method	(916,754)	(1,243,693)	(885,597)
Gains on disposal of joint venture	—	(10,339)	—
Gains on disposal of subsidiary	—	—	(1,622)
Fair value losses of foreign exchange option and forward exchange contracts	—	1,516	2,021
Gains from structured deposits	—	—	(19,811)
Interest expense	27,762	17,259	35,574
Foreign exchange (gain)/loss	(2,307)	7,091	18,034
Depreciation of property, plant and equipment	1,624,547	1,574,842	1,550,924
Depreciation of investment property	13,556	13,652	14,527
Amortization of lease prepayments and other non-current assets	244,157	245,635	242,162
Impairment loss on property, plant, equipment and construction in progress	254,242	118,179	82,652
Losses/(gains) on disposal of property, plant and equipment - net	42,031	13,017	(172,508)
Option premium of foreign exchange option	—	—	1,980
Gains on exercise of foreign exchange option	—	—	(6,411)
Net gains on settlement of foreign exchange contracts	—	—	(12,109)
Share-based payment	18,004	11,276	(13,004)
Government grant relating to disposal of property, plant and equipment	(15,000)	—	—

Profit on operation before change of working capital	8,935,049	8,332,954	7,201,272

Increase in inventories	(1,981,285)	(438,125)	(1,523,277)
Increase in operation receivables	(483,169)	(116,580)	(469,339)
Increase in operation payables	665,616	1,003,653	2,767,557
Increase in balances to related parties - net	1,342,846	2,594	525,286

Cash generated from operating activities	8,479,057	8,784,496	8,501,499

Reconciliation of liabilities arising from financing activities

	As at 1 January 2018	Financing cash flows	Foreign exchange movements	As at 31 December 2018
	RMB’000	RMB’000	RMB’000	RMB’000

Bank loans	606,157	(109,398)	490	497,249

	As at 1 January 2017	Financing cash flows	Foreign exchange movements	As at 31 December 2017
	RMB’000	RMB’000	RMB’000	RMB’000

Bank loans	546,432	59,725	—	606,157

Proceeds from sale of property, plant and equipment

	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Net book amount	37,133	16,424	37,614
(Losses)/ gains on disposal of property, plant and equipment - net	(42,031)	(13,017)	172,508
Government grant relating to disposal of property, plant and equipment	15,000	—	—
Increase in other payables	1,787	—	—

Net proceeds from disposal of property, plant and equipment	11,889	3,407	210,122

Non-cash investing activities

	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Purchase of non-current assets settled by bills	53,350	—	50,110